Submission	Jun. 10, 2025
Submission [Line Items]
Central Index Key	0001923891
Registrant Name	NANO NUCLEAR ENERGY INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES